Government Grant Liabilities (Details) ₪ in Millions	12 Months Ended
	Sep. 30, 2024 CAD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 ILS (₪)	Sep. 30, 2023 CAD ($)	Sep. 30, 2023 USD ($)
Government Grant Liabilities [Line Items]
Acquisition of grant total amount			$ 65,372,812
Effective interest rate	30.30%		30.30%	30.30%
Accretion gain	$ 252,874	$ 74,335
Government grant liability	1,618,343				$ 1,468,296
Israeli Innovation Authority [Member]
Government Grant Liabilities [Line Items]
Government grant liability	420,000
Acquisition of grant total amount	$ 1,500,000			₪ 4
Royalty percentage	3.00%
Binational Industrial Research and Development Foundation [Member]
Government Grant Liabilities [Line Items]
Royalty percentage	5.00%
Government grant liability	$ 567,922		$ 420,715		$ 568,807	$ 420,715